1 Operations	12 Months Ended
Dec. 31, 2020
Operations [Abstract]
Operations
1	Operations

Companhia Paranaense de Energia (Copel or Company), with its head office located at Rua Coronel Dulcídio, 800, Curitiba - State of Paraná, is a publicly-held mixed capital company controlled by the State of Paraná and its shares are traded at Corporate Governance Level 1 of the Special Listing Segments of B3 S.A. - Brasil, Bolsa Balcão Stock Exchange and also on the New York Stock Exchange (NYSE) and on the Madrid Stock Exchange, in the Latin American segment (Latibex).

The core activities of Copel, which are regulated by the Brazilian Electricity Regulatory Agency (ANEEL), linked to the Brazilian Ministry of Mines and Energy (MME), are to carry out research, study, planning, and asset building activities related to the generation, transformation, distribution and trading of energy in any of its forms, primarily electricity. Furthermore, Copel participates in consortiums and in private sector and mixed-capital companies for the purpose of engaging in activities, primarily in the fields of energy, telecommunications and natural gas.

a)	Coronavirus pandemic (Covid-19) and its impacts

Coronavirus is a family of viruses was discovered in 2019 after cases registered in China and causes the disease called Covid-19, which has clinical symptoms ranging from asymptomatic infections to severe respiratory conditions.

On February 26, 2020 the first case of infection was identified in Brazil, in the city of São Paulo and on March 11, 2020, who attributed the status of pandemic to coronavirus, in view of the spread of contamination throughout the world. In Brazil, federal, state and municipal governments have implemented several measures to deal with the public health emergency. In the state of Paraná, measures included social isolation and restrictions on the operation of non-essential activities as means to slow the spread of the disease. These measures were relaxed from September 2020 with the reduction of social isolation and the increase in economic activity; however, in mid-February and early March 2021 the stricter restrictions returned due to the worsening of the pandemic.

As of March 2020, Copel's Management issued rules that aim to ensure compliance with the measures to contain the spread of the disease in the Company and minimize its impacts and potential impacts on the administrative, operations and economic-financial areas.

Accordingly, Copel established a Contingency Commission, whose objective is to monitor and mitigate the impacts and consequences in the main activities of the Company, The 4 pillars defined are: (i) safety of personnel, (ii) continuity of essential activities, (iii) monitoring of the guidelines and requirements of regulatory bodies, and (iv) preservation of adequate financial conditions to withstand the crisis.

Among the main initiatives implemented by the Company, there are actions to prevent and mitigate the effects of contagion in the workplace, such as: adoption of home office in areas where it is possible to adopt this format, travel restrictions, meetings by video conference, daily monitoring of the health and well-being of employees and contingency protocols in order to fully maintain the operations of the electric power, telecommunications and piped gas infrastructure, preserving the health of its professionals, their safe access to locations, an environment that preserves distance between individuals, hygiene and access to personal protective equipment.

Likewise, Copel has adopted several activities in favor of its customers, maintaining the reliability and availability of its plants, the transmission and distribution systems of electric power and gas and telecommunications, so that they can remain connected and take advantage of Company services in this critical moment of pandemic and social distancing. Copel and its employees go to great lengths to ensure that their customers and family members have healthy and safe in their homes, maintaining all the services that contribute to providing comfort and connectivity for everyone.

Effects from coronavirus (Covid-19) on the financial statements

The drop in growth and the downturn in certain business segments, resulting from the suspension of certain businesses and activities caused by the coronavirus outbreak, have been affecting performance of the Brazilian economy, with effects on Copel's operations, mainly due to the reduction in electric energy demand in the regulated market, which was affected more intensely in the industrial and commercial consumption classes, which registered a decrease of 12.6% and 11.8% in the year, respectively, in relation to the previous year. However, the residential class registered a growth of 5.5% in the year, mainly influenced by measures of social isolation.

On April 8, 2020, valid until August 5, 2020, Provisional Measure 950 was enacted by the Federal Government, which provides for temporary emergency measures for the energy sector due to the declared state of public calamity, establishing an exemption in energy tariffs, funded by the energy sector charge called Energy Development Account - CDE, for low-income consumers with consumption of up to 220 kWh/month, for a period of three months, and providing funds through a credit operation aimed at providing financial relief to energy distributors. On the same date, Aneel published Normative Act 986, authorizing the Electric Energy Trading Chamber - CCEE during 2020, to pass on to the sector agents, with consumption characteristics, the surplus funds available in the reserve fund for future burden relief, with the objective of strengthening the sector's liquidity during the virus pandemic.

On April 8, 2020 and May 13, 2020, the Company obtained access to funds amounting to R$ 84,881 and R$ 8,666, respectively, which were recorded as sector financial liabilities.

On May 18, 2020, Decree 10,350 was enacted, which provided for the creation of the Covid Account, intended for the electric sector to deal with the state of public calamity recognized by Legislative Decree 6, of March 20, 2020, and which regulated the Provisional Measure 950 valid until August 5, 2020. On June 23, 2020, Aneel issued Resolution 885, which provides for the Covid Account, financial operations, the use of the CDE for these purposes and the corresponding procedures.

These measures are intended to balance cash of energy distribution companies and prevent the effects from default and reduced energy consumption during the coronavirus pandemic from affecting the entire sector, as well as easing tariff pressure on consumers, in 2020, due to the windfall costs arisen in the context of the Covid-19 pandemic.

Copel has filed the Statement of Acceptance of the Provisions of Decree 10,350/2020. The total amount requested was R$ 869,516, and on June 25, 2020, had already expressed its position about the advance of R$ 536,359 referring to the recognized CVA, which was part of its annual tariff adjustment. The total amount requested was fully received on July 31, 2020.

It should be noted that the provisional measure did not reach energy contracts entered into in the free market. To reduce the impact on revenue from this market and to avoid future legal disputes, Copel renegociated with its customers, with difficulty in fulfilling contracts, proposing payments in installments and postponing maturity of energy bills.

In relation to the captive distribution market, Copel has been posting decrease in revenue, mainly in the commercial and industrial classes, which reduced consumption by 11.8% and 12.6%, respectively, reflecting the fall in economic activities, mainly when stricter restrictions are implemented in an attempt to reduce the level of contagion among the population. On the other hand, there has been an increase in revenue in the residential class, due to the social distancing measures, and in the rural class, reflecting the good performance of agribusiness in the Paraná state. With regard to collection, the Company has been in contact with its main customers and has made the collection policy more flexible during the pandemic period, as such, there has been an increase in number of payments in installments.

Due to the measures applied by Aneel in the context of Covid-19, the Company has not suspended energy supply to residential customers and to essential services and activities until July 31, 2020. In this respect, with the health crisis there has been an increase of R$ 35,800 in estimated expected credit losses recorded by Copel DIS no 1st semester de 2020, due to the increase in consumers’ default, coupled with the drop in collection and the stoppage of several commercial and industrial activities resulting from the social distancing measures, this reducing Copel DIS's financial and economic results. With the 3.1% drop in consumption of the captive energy market for the year, due to the pandemic scenario, the Company estimates over-contracting of 105.5% of electricity in 2020 at Copel DIS. However, as described in Note 35.2.9, the Company understands that this overcontracting will be considered involuntary.

Copel has been monitoring energy load projections and has not seen any signs of significant retraction in the beginning of 2021, which may occur if restrictions have a long-term impact on non-essential industrial and commercial activities.

Another point for attention are the possible impacts on the implementation schedule of energy generation and transmission projects, or even on the availability of existing assets resulting from local actions that prevent access to facilities or problems with suppliers in the sector, also affected by the downturn. Management, diligently, continues to monitor the deadlines for construction works in progress and has maintained continuous communication with the concession regulator regarding any delays that may occur until the normalization of commercial activities in the overall market. The Company's construction in progress to date have not had any significant delays.

With the objective of mitigating the impacts and consequences on its main activities, Copel has been continuously monitoring its contracts, liquidity in the energy market and the short-term energy price, as well as the negotiations with the Regulatory Body of the Brazilian energy sector for the implementation of guidelines ensuring maintenance of economic and financial sustainability of the entire chain of energy generation, transmission, sale and distribution.

In this scenario, for the purposes of preparing and disclosing the financial statements for the year ended December 31, 2020, the Company's management evaluated its estimates in order to identify the possible impacts of Covid-19 on the Company's business, as follows:

a.1) Expected credit losses

A potentially relevant risk in the emergence of Covid-19 is related to customer default. In this scenario, the Company maintains regular contact with its main customers, adding flexibility to the collection policy during the pandemic period and increasing the level of digitalization in the relationship with Copel.

The Company's accounts receivable position as of December 30, 2020, as well as the estimates of expected credit losses reflect in a timely manner the best analysis by Management at this time on the quality and recoverability of this financial asset.

Although the loss indicator has not significantly deteriorated, the Company may face pressure on this indicator if the pandemic lasts longer and stricter restrictions on social distancing are implemented as an attempt to reduce the level of transmission among the population.

In 2020, Copel’s expected credit loss estimates were more impacted in the first half-year, mainly due to regulatory restrictions that prevented, until July 31, 2020, cuts in the supply of energy to defaulting customers, as well as the greater restriction in social isolation in that period. In the second half of 2020, the loss estimates were less impacted due to the easing of social isolation that led to a resumption of economic activity, the continuity of cuts in the supply of energy and the renegotiation with defaulting customers.

On March 26, 2021, Aneel Resolution No. 928 was issued, which prevents the suspension of energy supply to low-income consumers and some other groups of consumers, with no material impact for the Company, given that these consumers are already covered by the State Law No. 20,187 / 2020, which also deals with the prohibition on cutting the power supply.

Despite the worsening of the pandemic at the beginning of 2021, Copel resumed collection actions with defaulting consumers and created special conditions for payment of debts, giving conditions to consumers affected by the restrictions of social distance, necessary to prevent the spread of the virus, in keeping up with their obligations to the Company.

a.2) Impairment of non-financial assets - impairment

The assumptions for all non-financial assets were assessed individually and the conclusion is that the net carrying amount of the assets is recoverable.

The assumptions in connection with the Company's material non-financial assets were assessed individually and Management concluded that it is necessary to adjust the amount of impairment for some assets, as shown in Note 17.

Despite the hydrological scenario in southern Brazil in 2020 benefiting the dispatch of the thermoelectric plant, the most significant impairment adjustment occurred at UEG Araucária, in view of the more gradual expectation of a resumption of energy demand, which affected its long term cash flow estimates, which makes the plant's consumption assumptions occur in a shorter period than the previous projections.

For the other projects, there was an impairment reversal, as presented in Note 17.5. In relation to the projections, the main assumptions applied in the preparation of cash flow models did not have a significant impact in the short term, given that most of the energy is already contracted and the amount of energy exposed to Settlement Price of the Differences (PLD) is not significant. In the medium term, there was impact on the prices negotiated in the free market on the portion of non-contracted energy, but with no significant impact for the Company. Finally, in the long term, the main assumptions used to calculate the impairment (future energy prices and Generation Scaling Factor - GSF levels) did not change significantly, accordingly evidencing the recoverability of assets.

a.3) Recovery of deferred tax assets

The Company has a balance of R$ 1,191,104 related to deferred tax assets on income tax and social contribution losses and temporary differences recorded at December 31, 2020. The Company assessed its estimates of expected future taxable income and did not identify the need for a provision for loss.

a.4) Fair value of future energy purchase and sale operations

The effects of pandemic on the mark-to-market of electric power purchase and sale agreements occurred mainly in the variation of short-term future prices due to more favorable hydrology and load reduction. In the long-term, future electric power prices did not change significantly. Therefore, at this time, the effects of the pandemic did not have a significant impact on the fair value of the Company's future energy purchase and sale operations.

a.5) Fair value of other assets and liabilities

At the present time, the effects of the pandemic did not have a significant impact on the fair value of the Company's assets and liabilities, mainly on assets originating from concession agreements that are made in the long-term and are contractually guaranteed to receive residual balance at the end of the concession and/ or right to receive cash during the concession. Accordingly, considering that there were no changes in long-term estimates and assumptions, and that the Company's assets are essential and indicate continuity of operations and cash flows in the medium and long term, up to the present date, despite the fact that the pandemic effects remain uncertain, its effects did not have a significant impact on the fair value of the Company's assets and liabilities.

a.6) Post-employment benefits

The Company's management has constantly monitored the fair value of the actuarial asset of the post-employment benefit plans due to the instability of the interest rate, which is determined based on market data. Although to the economic instability in this pandemic period, the fair value of the plan assets didn’t fall at December 31, 2020 in relation to the fair value at December 31, 2019. Therefore, the pension plan did not generate additional obligations due to the existence of a surplus, as for the actuarial liabilities of the assistance plan, an increase was recognized in an amount sufficient to cover the actuarial deficit in view of the current assessment, as shown in Note 23.

a.7) Liquidity

The Company has met its expected liquidity ratios and Management believes the financial situation and working capital are within its sufficient requirements.

At December 31, 2020, the Company's consolidated net working capital totals R$ 1,753,039 (R$ 2,563,575, at December 31, 2019) with a balance of cash and cash equivalents of R$ 3,222,768, compared to the balance of R$ 2,941,727 at December 31, 2019.

The Company has been monitoring its financial liquidity, considering the possibility of raising funds and the prospect of cash retention, already implemented and under preparation, and taking necessary actions in our operations such as cost reduction and postponement of investments with the objective of guaranteeing compliance with financial obligations in due time.

a.8) Other assets

The Company has not identified any changes in circumstances that indicate impairment of other assets. It should be noted that the Company records changes in sectorial financial assets and liabilities, updated up to the date of the tariff adjustment/review when, the Granting Authority ratifies the transfer on the tariff base and the Company transfers it to the consumer during the next annual cycle, which at Copel occurs as of June 24 of each year. With the emergency measures for the electric power sector provided for in Provisional Act No. 950 dated April 8, 2020 and in Decree 10,350 of May 18, 2020, Management understands that realization of sector financial assets and liabilities recorded as at December 31, 2020 is sustained. On July 31, 2020, Copel DIS had already had access to the total amount of funds requested from the Covid Account.

In view of all of the above, it should be noted that there was no significant or material impact on the Company's business that could change the measurement of its assets and liabilities presented in the financial statements at December 31, 2020, and until the date of this publication. However, considering that, like all companies, Copel is exposed to risks arising from any legal and market restrictions that may be imposed, it is not possible to ensure that there will be no impact on operations or that the result will not be affected by the future consequences of the pandemic.

b)	Renegotiation of the Hydrological Risk (Generation Scaling Factor-GSF)

On September 9, 2020, Law No. 14,052 was published, which amended Law No. 13,203/2015, establishing new conditions for renegotiating the hydrological risk related to the portion of the costs incurred with the GSF, assumed by the holders of the hydroelectric plants participating in the Energy Reallocation Mechanism (MRE) since 2012, with the worsening of the water crisis.

The purpose of the legal amendment was to compensate the owners of the hydroelectric power plants participating in the MRE for non-hydrological risks caused: (i) for generation projects called structuring, related to the anticipation of the physical guarantee, (ii) for the restrictions on the start-up of transmission facilities necessary for the flow of the generation of structuring and (iii) for generation outside the order of merit and import. Said compensation will be occur upon the extension of the grant, limited to seven years, calculated based on the values of the standards applied by Aneel.

On December 1, 2020, Aneel Normative Resolution No. 895 was issued, which establishes the methodology for calculating the compensation and the procedures for renegotiating the hydrological risk. To be eligible for the compensation provided for in Law No. 14,052, holders of hydroelectric power plants participating in the MRE must: (i) abandon any lawsuits whose purpose is the exemption or mitigation of hydrological risks related to the MRE, (ii) waive any allegation and/or new actions in relation to the exemption or mitigation of the hydrological risks related to the MRE, (iii) not having renegotiated the hydrological risk.

In the renegotiation of the hydrological risk, Management will exercise its judgment in the development and application of the accounting policy, as provided for in IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors, using the precepts of IAS 38 by analogy, in order to deal with it is essentially an intangible asset related to the concession right resulting from compensation for costs incurred in previous years. Additionally, considering also by analogy of the referred IAS 38, the asset to be constituted , in case of renegotiation of the non-hydrological risk, will be recognized at fair value, considering the best estimate of the Company, based on the parameters determined by Aneel's regulation, considering the expected future flows in this new concession period, as well as the compensation values calculated by the Electric Energy Trading Chamber (CCEE). The amount will be transformed by Aneel in extending the term of concession.

The compensation to hydroelectric generators, which will occur through the extension of the concession period for concessions of generation, will be recognized, in case of renegotiation, as intangible asset in exchange for the compensation of electricity costs.

On March 2, 2021, CCEE released the calculations of the renegotiation of the hydrological risk and the results, which total R$ 1,366,343 for the 15 eligible plants of the Company, to be sent to Aneel and submitted for approval analysis. As of the date of publication of these Financial Statements, the Company has not yet adhered to the renegotiation of the hydrological risk, as the Management awaits the approval by Aneel of the approximately 510 days of average extension of the concession of its plants to assess the possible adherence to the terms of the renegotiation, and waiver of future questioning or lawsuits in relation to the hydrological risks at issue.

1.1	Copel’s equity interests

Copel has direct and indirect interests in subsidiaries (1.1.1), joint ventures (1.1.2), associates (1.1.3) and joint operations (1.1.4).

1.1.1	Subsidiaries

	Headquarters	Main activity	Interest
Subsidiaries			%	Investor
Copel Geração e Transmissão S.A. (Copel GeT)	Curitiba/PR	Production and transmission of electricity	100.0	Copel
Copel Distribuição S.A. (Copel DIS)	Curitiba/PR	Distribution and marketing of electricity	100.0	Copel
Copel Telecomunicações S.A. (Copel TEL) (Note 40)	Curitiba/PR	Telecommunication and communication	100.0	Copel
Copel Serviços S.A. (Copel SER) (a)	Curitiba/PR	Production of electricity	100.0	Copel
Copel Comercialização S.A. (Copel COM)	Curitiba/PR	Commercialization of electricity	100.0	Copel
Companhia Paranaense de Gás - Compagás	Curitiba/PR	Distribution of pipeline gas	51.0	Copel
Elejor - Centrais Elétricas do Rio Jordão S.A.	Curitiba/PR	Production of electricity	70.0	Copel
UEG Araucária Ltda. (UEGA)	Curitiba/PR	Production of electricity from natural gas	20.3	Copel
			60.9	Copel GeT
São Bento Energia, Investimentos e
Participações S.A. (São Bento)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Nova Asa Branca I Energias Renováveis S.A.	S. Miguel do Gostoso/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca II Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca III Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Eurus IV Energias Renováveis S.A.	Touros/RN	Production of electricity from wind sources	100.0	Copel GeT
Santa Maria Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Santa Helena Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Ventos de Santo Uriel S.A.	João Câmara/RN	Production of electricity from wind sources	100.0	Copel GeT
Cutia Empreendimentos Eólicos S.A. (Cutia)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Costa Oeste Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Marumbi Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Uirapuru Transmissora de Energia S.A	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Bela Vista Geração de Energia S.A. (b)	Curitiba/PR	Production of electricity	100.0	Copel GeT
F.D.A. Geração de Energia Elétrica S.A. (FDA)	Curitiba/PR	Production of electricity	100.0	Copel GeT
Jandaíra I Energias Renováveis S.A. (b) (c)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra II Energias Renováveis S.A. (b) (c)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra III Energias Renováveis S.A. (b) (c)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra IV Energias Renováveis S.A. (b) (c)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
GE Olho D’Água S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Boa Vista S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Farol S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE São Bento do Norte S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
Central Geradora Eólica São Bento do Norte I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Guajiru S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Jangada S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Potiguar S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Cutia S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Maria Helena S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Esperança do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
(a) In October 2020 there was a change in the bylaws of Copel Renováveis S.A. which included the change of the corporate name to Copel Serviços S.A.
(b) Pre-operating stage.
(c) SPEs established with a 99.99% interest in Copel GeT and 0.1% in Cutia. The transfer of all shares to Copel GeT is in progress.
Commercialization Contracts in the Regulated Environment - CCEARs.

UEG Araucária

On November 10, 2020, at the Meeting of Shareholders, the reduction of the share capital of UEG Araucária Ltda., through the absorption of accumulated losses, as well as the transformation of the corporate type of UEGA, from limited company to public limited company was aprroved.

1.1.2	Joint Ventures

Joint ventures	Headquarters	Main activity	Interest
			%	Investor
Voltalia São Miguel do Gostoso I Participações S.A.	São Paulo/SP	Interests in companies	49.0	Copel
Solar Paraná GD Participções S.A.	Curitiba/PR	Interests in companies	49.0	Copel
Paraná Gás Exploração e Produção S.A. (a)	Curitiba/PR	Extraction of oil and natural gas	30.0	Copel
Caiuá Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Integração Maranhense Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Matrinchã Transmissora de Energia (TP NORTE) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Guaraciaba Transmissora de Energia (TP SUL) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Paranaíba Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	24.5	Copel GeT
Mata de Santa Genebra Transmissão S.A. (b)	Jundiaí/SP	Transmission of electricity	50.1	Copel GeT
Cantareira Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
(a) Project with halted activities due to a Public Civil Action pending judgment by Federal Court. An arbitration proceeding will be started to decide about relief ofcontractual obligations with no burden for bidders, with consequent return of signing up bonus, refund of incurred costs with collateral and relief of collateral provided.
(b) On November 11, 2020, the last asset of the project entered into commercial operation, so that the transmission line is 100% operational.

Solar Paraná GD Participações S.A. – in pre-operating phase

In May 2020, Copel acquired a 49% interest in Solar Paraná GD Participações S.A., which is a holding company of six Special Purpose Entities (SPE), operating in the distributed generation sector: Pharma Solar II, Pharma Solar III, Pharma Solar IV, Bandeirantes Solar I, Bandeirantes Solar II, and Bandeirantes Solar III.

In the acquisition process, the fair values of the net assets acquired were identified and Copel recorded a bargain purchase in profit or loss for the year, as shown in the table below:

Fair value on net assets acquired	1,106
Percentage of interest transferred	49%
Fair value on net assets acquired by Copel	542
Transferred consideration amount	294
Bargain purchase (negative goodwill)	248

On March 1, 2021, commercial operation began with 3 MWp (megawatt-peak, photovoltaic power unit) out of a total of 5.36 MWp of installed power, enough to already serve the energy consumption of approximately 2,500 homes.

1.1.3	Associates

Associated companies	Headquarters	Main activity	Interest
			%	Investor
Dona Francisca Energética S.A.	Agudo/RS	Production of electricity	23.0303	Copel
Foz do Chopim Energética Ltda.	Curitiba/PR	Production of electricity	35.77	Copel GeT
Carbocampel S.A.	Figueira/PR	Coal exploration	49.0	Copel

Sercomtel S.A. Telecomunicações

On August 18, 2020, the auction for the sale of the shares of Sercomtel S.A. Telecomunicações was successfully held. In October 2020, the Share Purchase and Sale Agreement (CCVA) was signed by Copel and the buyer, Bordeaux Fundo de Investimento em Participações Multiestratégia. On October 27, 2020, and December 7, 2020 the Administrative Council for Economic Defense (Conselho Administrativo de Defesa Econômica - CADE) and the National Telecommunications Agency (Agência Nacional de Telecomunicações - Anatel), respectively, approved the transaction, without restrictions.

On December 23, 2020, Copel received the amount of R$ 1,536 for the sale of the asset and this amount was fully recorded as a gain in 2020 profit considering that Copel's investment was reduced to zero due to the tests of recovery of this asset.

Dominó Holdings Ltda.

On December 10, 2020, in common and reciprocal agreement, the partners Copel Comercialização S.A. and Andrade Gutierrez Participações S.A. signed a Company Dissolution Term to dissolve the commercial company incorporated under the corporate name of Dominó Holdings Ltda. At Copel Comercialização S.A., the investment balance adjusted this date, amounting to R$ 153, was fully transferred to “Other receivables”.

1.1.4	Joint Operations (consortiums)

Joint operations - Consortiums	Consortium members	Interest (%)
Consórcio Energético Cruzeiro do Sul (Note 17.4)	Copel GeT	51.0
	Eletrosul Centrais Elétricas S.A.	49.0
Consórcio Empreendedor Baixo Iguaçu (Note 17.4)	Copel GeT	30.0
	Geração Céu Azul S.A (subsidiary of Neoenergia S.A.)	70.0
Consórcio Copel Energia a Gás Natural (a)	Copel	49.0
	Shell Brasil Petróleo Ltda.	51.0
Consórcio Paraná IP (b)	Copel	49.0
	Consórcio BRC	51.0

a)	Consórcio Copel Energia a Gás Natural

With the intention of structuring a strategic natural gas plan for the State of Paraná, aiming to develop viable solutions in the area of natural gas to serve the thermoelectric and non-thermoelectric markets of Paraná, in July 2020 the Consórcio Copel Energia a Gás Natural  was founded, which aims to develop technical, economic-financial and socio-environmental feasibility studies for the project, in addition to preparing basic projects and obtaining a prior environmental license for the projects.

b)	Consórcio Paraná IP

In September 2020, the Consórcio Paraná IP  was created, with the objective of participating in studies and tenders aimed at obtaining municipal concessions and establishing Public-Private Partnerships with municipalities or consortia of municipalities interested in the modernization of their public lighting systems and in the development of smart cities solutions. However, the Company deepened the prospecting of business opportunities and the analysis of attractiveness to operate in the segment, considering the recent concessions made by municipalities to establish Public-Private Partnerships and the discount levels presented by potential competitors and decided to not prioritize its performance in this service currently.